Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000164187 | Microsoft8257178
Holdings [Line Items]
Percent of Total Investments	3.30%
C000164187 | JPMorgan Chase8257055
Holdings [Line Items]
Percent of Total Investments	2.90%
C000164187 | NVIDIA8257250
Holdings [Line Items]
Percent of Total Investments	2.70%
C000164187 | iShares Core S&P Mid-Capital ETF8255524
Holdings [Line Items]
Percent of Total Investments	2.50%
C000164187 | U.S. Treasury Bills8257741
Holdings [Line Items]
Percent of Total Investments	2.00%
C000164187 | U.S. Treasury Bills8257745
Holdings [Line Items]
Percent of Total Investments	2.00%
C000164187 | Invesco DB Precious Metals Fund8255520
Holdings [Line Items]
Percent of Total Investments	2.00%
C000164187 | Bank of America8256498
Holdings [Line Items]
Percent of Total Investments	1.10%
C000164187 | Broadcom8256533
Holdings [Line Items]
Percent of Total Investments	1.00%
C000164187 | Taiwan Semiconductor Manufacturing8256199
Holdings [Line Items]
Percent of Total Investments	1.00%
C000164187 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164187 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000164187 | Macau
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000164187 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000164187 | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000164187 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000164187 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000164187 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164187 | China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000164187 | India
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000164187 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000164187 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000164186 | Microsoft8257178
Holdings [Line Items]
Percent of Total Investments	3.30%
C000164186 | JPMorgan Chase8257055
Holdings [Line Items]
Percent of Total Investments	2.90%
C000164186 | NVIDIA8257250
Holdings [Line Items]
Percent of Total Investments	2.70%
C000164186 | iShares Core S&P Mid-Capital ETF8255524
Holdings [Line Items]
Percent of Total Investments	2.50%
C000164186 | U.S. Treasury Bills8257741
Holdings [Line Items]
Percent of Total Investments	2.00%
C000164186 | U.S. Treasury Bills8257745
Holdings [Line Items]
Percent of Total Investments	2.00%
C000164186 | Invesco DB Precious Metals Fund8255520
Holdings [Line Items]
Percent of Total Investments	2.00%
C000164186 | Bank of America8256498
Holdings [Line Items]
Percent of Total Investments	1.10%
C000164186 | Broadcom8256533
Holdings [Line Items]
Percent of Total Investments	1.00%
C000164186 | Taiwan Semiconductor Manufacturing8256199
Holdings [Line Items]
Percent of Total Investments	1.00%
C000164186 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164186 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000164186 | Macau
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000164186 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000164186 | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000164186 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000164186 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000164186 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164186 | China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000164186 | India
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000164186 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000164186 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.30%